PUBLIC SERVICE CONCESSIONS - CONCESSIONS AND ITAIPU (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Assets And Liabilities
Total financial assets	R$ 40,114,344	R$ 57,885,123
Financial liabilities	(60,513,440)	(67,431,966)
Financial Assets - Current	6,013,891	7,224,354
Financial Assets - Noncurrent	34,100,453	50,660,769
Transmission
Financial Assets And Liabilities
Total financial assets	36,277,549	49,861,508
Distribution
Financial Assets And Liabilities
Total financial assets		3,364,128
Concessions
Financial Assets And Liabilities
Total financial assets	2,033,078	2,622,973
Annual Permitted Revenue | Transmission
Financial Assets And Liabilities
Total financial assets	36,277,549	45,974,236
Indemnable Concessions | Transmission
Financial Assets And Liabilities
Total financial assets		3,887,272
Indemnable Concessions | Distribution
Financial Assets And Liabilities
Total financial assets		2,532,115
Indemnable Concessions | Generation
Financial Assets And Liabilities
Total financial assets	2,033,078	2,622,973
Parcel A receivables and other financial items III | Distribution
Financial Assets And Liabilities
Financial liabilities		(832,013)
Itaipu (item I)
Financial Assets And Liabilities
Total financial assets	R$ 1,803,717	R$ 2,036,514